ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	December 31
	2017	2016
	U.S. dollars in thousands
Accrued expenses	4,969	2,903
Employees and related liabilities	1,045	295
Government institutions	11	98
	6,025	3,296